Note 8 - Debt (Details Textual) - USD ($)							1 Months Ended			6 Months Ended
	May 13, 2016	May 11, 2016	Jan. 15, 2016	Dec. 31, 2015	Sep. 30, 2015	Jul. 13, 2015	Jun. 30, 2016	May 31, 2016	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2016	Dec. 24, 2015	Sep. 28, 2015	Jul. 09, 2015
ABN Bank [Member] | MT Eco Fleet [Member]
Proceeds from Lines of Credit					$ 1,200,000	$ 21,000,000
ABN Bank [Member] | M/T Eco Revolution [Member]
Proceeds from Lines of Credit			$ 22,200,000
ABN Bank [Member] | Hull S419 [Member]
Line of Credit Facility, Maximum Borrowing Capacity													$ 22,200,000	$ 21,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													$ 11,400,000
ABN Bank [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate											3.90%
Debt Instrument, LIBOR Rate							0.63%			0.63%	0.63%
ABN Bank [Member]
Long-term Line of Credit							$ 42,400,000			$ 42,400,000	$ 42,400,000
Family Trading [Member] | Immediate Family Member of Management or Principal Owner [Member] | Revolving Credit Facility [Member]
Proceeds from Lines of Credit				$ 3,850,000			1,100,000	$ 600,000	$ 1,500,000	7,050,000
Long-term Line of Credit							7,050,000			7,050,000	7,050,000
Line of Credit Facility, Maximum Borrowing Capacity												$ 15,000,000
Debt Instrument, Interest Rate, Stated Percentage												9.00%
Line of Credit Facility, Remaining Borrowing Capacity							$ 7,950,000			$ 7,950,000	7,950,000
Interest Expense, Related Party											0
Line of Credit Facility, Commitment Fee Amount											$ 0
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | First 12 Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments		12
Line of Credit Facility, Periodic Payment		$ 511,000
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | Final 16 Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments		16
Line of Credit Facility, Periodic Payment		$ 473,000
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | Covenant Requirements for the First Three Years [Member]
Debt Instrument, Net Asset Cover Ratio		125.00%
Debt Instrument, Net Asset Cover Ratio, Term of Specified Ratio		3 years
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | Covenant Requirement After Three Years [Member]
Debt Instrument, Net Asset Cover Ratio		143.00%
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | Collateralized Vessels [Member]
Minimum Free Liquidity		$ 750,000
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | Bareboated Chartered-In Vessels [Member]
Minimum Free Liquidity		500,000
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member]
Proceeds from Lines of Credit	$ 23,185,000	23,185,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 9,480,000
Total Debt To Market Adjusted Total Assets Ratio Percentage		75.00%
Debt Instrument, Default Clause, Minimum Retainable Common Shares Outstanding Percentage		20.00%
Norddeutsche Landesbank Girozentrale Bank [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate											3.43%
Debt Instrument, LIBOR Rate							0.63%			0.63%	0.63%
Norddeutsche Landesbank Girozentrale Bank [Member]
Long-term Line of Credit							$ 23,185,000			$ 23,185,000	$ 23,185,000